Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,952,442,306.21
Previously Paid Amount	0.00
Total Fee Amount	4,412,632.29
Total Offset Amount	0.00
Net Fee	$ 4,412,632.29